SUBSEQUENT EVENTS (Details) - shares	1 Months Ended
	Mar. 31, 2019	Jan. 31, 2019
Service-Based Restricted Share Unit | Subsequent Event
SUBSEQUENT EVENTS
Granted (in shares)	947,000	3,467,500